Document and Entity Information	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	I-80 GOLD CORP.
Entity Incorporation State Country Code	A1
Entity File Number	001-41382
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	5190 Neil Road, Suite 460
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Country	US
Entity Address Postal Zip Code	89502
City Area Code	775
Local Phone Number	525-6450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853962